Commitments	12 Months Ended
Jun. 30, 2019
Disclosure Of Finance Lease And Operating Lease By Lessee [Abstract]
Commitments

Note 22. Commitments

	2019	2018	2017
	A$’000	A$’000	A$’000
Lease commitments - operating
Committed at the reporting date but not recognised as liabilities, payable:
Within one year	289	219	169
One to five years	632	293	89
	921	512	258

Operating lease commitments includes contracted amounts for offices under non-cancellable operating leases expiring within 3 years with, in some cases, options to extend. The leases have various escalation clauses. On renewal, the terms of the leases are renegotiated.